Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 9 — Fair Value Measurements

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities).

The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on assessment of the assumptions that market participants would use in pricing the asset or liability.

As of June 30, 2026, assets held in the Trust Account were comprised of $340 in cash and $420,735,420 invested in U.S. Treasury Bills, whose fair value is considered to be a Level 1 measurement.

	Amortized Cost	Unrealized Loss	Fair Value
June 30, 2026
U.S. Treasury Securities (Mature on 9/17/26)	$420,879,491	$(144,071)	$420,735,420

As of December 31, 2025, assets held in the Trust Account were comprised of $676 in cash and $414,429,619 invested in U.S. Treasury Bills.

	Amortized Cost	Unrealized Loss	Fair Value
December 31, 2025
U.S. Treasury Securities (Mature on 4/14/26 and 6/18/26)	$414,549,106	$(119,487)	$414,429,619

The Subscription Agreement liability was accounted for as a liability in accordance with ASC 815-40 and is presented within current liabilities on the unaudited condensed consolidated balance sheet as of June 30, 2026. The Subscription Agreement liability is measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of Subscription Agreement liability in the unaudited condensed consolidated statements of operations.

The Subscription Agreement liability was valued using a Probability Weighted Expected Return Method (“PWERM”) with an underlying Put Option Pricing Model using a Black Scholes Model (“BSM”) which is considered to be a Level 3 fair value measurement.

The key inputs into the PWERM model for the subscription agreement liability were as follows:

	June 24, 2026	June 30, 2026
Market price of Public Shares	$11.99	$17.45
Term (years)	0.44	0.42
Risk-free rate	3.92%	3.96%
Volatility	2.8%	2.8%
Likelihood of completing a business combination	90%	90%

Subscription Agreement Liability
Fair value as of June 24, 2026	$39,072,918
Change in valuation inputs or other assumptions	98,699,277
Fair value as of June 30, 2026	$137,772,195

Note 9 — Fair Value Measurements

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities).

The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on assessment of the assumptions that market participants would use in pricing the asset or liability.

As of December 31, 2025, assets held in the Trust Account were comprised of $676 in cash and $414,429,619 invested in U.S. Treasury Bills.

	Amortized Cost	Unrealized Gain	Fair Value
December 31, 2025
U.S. Treasury Securities (Matures on 4/14/26 and 6/18/26)	$414,549,106	$(119,487)	$414,429,619

The fair value of the Public Warrants was $2,028,600 or $0.49 per public warrant as of the Initial Public Offering. The fair value of Public Warrants was determined using a Monte Carlo Simulation Model. The Public Warrants have been classified within shareholders’ deficit and will not require remeasurement after issuance. The following table presents the quantitative information regarding market assumptions used in the Level 3 valuation of the public warrants:

December 18, 2025
Volatility	10%
Risk free rate	3.49%
Stock price	$9.95
Weighted terms (Yrs)	2.85
Market Pricing Adjustment	16.9%